BIOLOGICAL ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in biological assets [abstract]
Balance, at beginning of the year	$ 2,935,144
Acquired through combinations and acquisitions [Notes 1 & 4]		$ 3,760,158
Changes in fair value less costs to sell due to biological transformation	48,690,657	10,108,105
Production costs capitalized	8,936,001	3,542,005
Transferred to inventory upon harvest	(48,491,951)	(14,475,124)
Balance, at end of the year	$ 12,069,851	$ 2,935,144